GOODWILL AND OTHER INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND OTHER INTANGIBLE ASSETS
Assets estimated life		12 years
Amortization expense	$ 2,890	$ 4,000	$ 4,000
Annual amortization expense fiscal year maturity
Next twelve months		4,000
2021		4,000
2022		4,000
2023		4,000
2024		4,000
thereafter		$ 17,110